Common Stock Note: Schedule of Stockholders' Equity Note, Warrants or Rights (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Tables/Schedules
Schedule of Stockholders' Equity Note, Warrants or Rights
Warrants	July 31, 2013	January 31, 2013
Opening Balance	7,187,001	7,459,666
Granted	-	267,335
Exercised	-	(500,000)
Expired	-	(40,000)
Closing Balance	7,187,001	7,187,001

Warrants	January 31, 2013	January 31, 2012
Balance, January 31, 2012	7,459,666	790,000
Granted	267,335	6,919,666
Exercised	(500,000)	(250,000)
Expired	(40,000)	--
Balance, January 31, 2013	7,187,001	7,459,666